TRADE ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2022
Trade Accounts Payable
TRADE ACCOUNTS PAYABLE

16.	TRADE ACCOUNTS PAYABLE

	12.31.22	12.31.21
Trade accounts payable
Domestic market
Third parties	10,327,274	9,776,720
Related parties	26,970	36,058
Foreign market
Third parties	2,570,360	2,019,800
Related parties	42	24
	12,924,646	11,832,602

(-) Adjustment to present value	(181,559)	(117,978)
	12,743,087	11,714,624

Current	12,735,628	11,701,996
Non-current	7,459	12,628